PAYROLL AND RELATED COSTS	12 Months Ended
Jun. 30, 2022
PAYROLL AND RELATED COSTS
PAYROLL AND RELATED COSTS

26.        PAYROLL AND RELATED COSTS

Expenses recognized for employee benefits are analyzed below:

	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)
Salaries and other employee costs	289,740	247,926	228,818
Social security and other taxes	51,403	47,874	46,480
Retirement - contribution plan	718	771	823
Pensions - defined benefit scheme	278	228	134
Total payroll and related costs	342,139	296,799	276,255

26.1 Remuneration of Key Management Personnel

The key management personnel includes the directors.
	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)
Salaries and other employee costs	5,055	5,293	5,524
Share - based payments	847	1,671	214
Total remuneration of key management personnel	5,902	6,964	5,738